Consolidated Statements of Changes in Shareholders' Equity - ARS ($) $ in Millions	Share Capital [Member]	Treasury Shares [Member]	Inflation Adjustment of Share Capital and Treasury Shares [Member] [1]	Share Premium [Member]	Additional Paid-in Capital from Treasury Shares [Member]	Legal Reserves [Member]	CNV 609/12 Resolution Special Reserve [Member] [2]	Cost of Treasury Shares [Member]	Changes in Non-Controlling Interest [Member]	Reserve for Share-Based Payments [Member]	Reserve for Future Dividends [Member]	Cumulative Translation Adjustment Reserve [Member]	Hedging Instruments [Member]	Revaluation Surplus [Member]	Special Reserve [Member]	Reserve for Defined Contribution Plans [Member]	Other Reserves from Subsidiaries [Member]	Other Reserves [Member]	(Accumulated deficit)/Retained Earnings [Member]	Subtotal [Member]	Non-controlling Interests [Member]	Total
Beginning balance at Jun. 30, 2015	$ 574	$ 5	$ 123	$ 793	$ 7	$ 117	$ 2,755	$ (34)	$ 4	$ 64		$ 394						$ 428	$ 7,235	$ 12,037	$ 943	$ 12,980
Changes In Equity [Roll Forward]
(Loss) / Profit for the year																			9,534	9,534	544	10,078
Other comprehensive income for the year												118	(37)			(10)		71		71	4,062	4,133
Total comprehensive income for the year												118	(37)			(10)		71	9,534	9,605	4,606	14,211
Incorporated by business combination																					8,630	8,630
Cumulative translation adjustment for interest held before business combination												(91)						(91)		(91)		(91)
Share of changes in subsidiaries' equity																	37	37		37	51	88
Appropriation of retained earnings approved by Shareholders meeting held											520							520	(520)
Reserve for share-based compensation	1	(1)			9			5		3								8		17	34	51
Capital reduction of subsidiaries																					(4)	(4)
Dividends distribution																					(615)	(615)
Changes in non-controlling interest									17									17		17	568	585
Capital contribution from non-controlling interest																					11	11
Dividends reimbursement																			10	10		10
Ending balance at Jun. 30, 2016	575	4	123	793	16	117	2,755	(29)	21	67	520	421	(37)			(10)	37	990	16,259	21,632	14,224	35,856
Changes In Equity [Roll Forward]
(Loss) / Profit for the year																			3,030	3,030	2,190	5,220
Other comprehensive income for the year												973	56			(5)		1,024		1,024	3,489	4,513
Total comprehensive income for the year												973	56			(5)		1,024	3,030	4,054	5,679	9,733
Out-of-period adjustments																					(133)	(133)
Incorporated by business combination																					40	40
Irrevocable contributions																					2	2
Capitalization of contributions at subsidiaries																					(1)	(1)
Issuance of capital of subsidiaries																					2,267	2,267
Appropriation of retained earnings approved by Shareholders meeting held						26	(4)				(26)							(26)	4
Reserve for share-based compensation					1			1		11								12		13	87	100
Capital reduction of subsidiaries																					(6)	(6)
Dividends distribution																					(2,232)	(2,232)
Changes in non-controlling interest									165									165		165	1,545	1,710
Ending balance at Jun. 30, 2017	575	4	123	793	17	143	2,751	(28)	186	78	494	1,394	19			(15)	37	2,165	19,293	25,864	21,472	47,336
Changes In Equity [Roll Forward]
(Loss) / Profit for the year																			15,003	15,003	6,292	21,295
Other comprehensive income for the year												566	(5)	45		(77)		529		529	13,585	14,114
Total comprehensive income for the year												566	(5)	45		(77)		529	15,003	15,532	19,877	35,409
Irrevocable contributions																					1	1
Capitalization of contributions at subsidiaries																					7	7
Appropriation of retained earnings approved by Shareholders meeting held															2,081			2,081	(2,081)
Share-based compensation					2			3		1								4		6	43	49
Dividends distribution																			(1,400)	(1,400)	(1,490)	(2,890)
Changes in non-controlling interest									(2,657)									(2,657)		(2,657)	4,545	1,888
Loss of control in subsidiary																(11)		(11)	11		(7,335)	(7,335)
Dividends reimbursement																			76	76		76
Ending balance at Jun. 30, 2018	$ 575	$ 4	$ 123	$ 793	$ 19	$ 143	$ 2,751	$ (25)	$ (2,471)	$ 79	$ 494	$ 1,960	$ 14	$ 45	$ 2,081	$ (103)	$ 37	$ 2,111	$ 30,902	$ 37,421	$ 37,120	$ 74,541

[1]	Includes Ps.1 of Inflation adjustment of treasury stock. See Note 16.
[2]	Related to CNV General Resolution N 609/12.